Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Amendment Flag	false
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021